EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of joint ventures	The following table presents the ownership interest, voting interest, and carrying values of the partnership's equity accounted investments as at December 31, 2020 and 2019:

(US$ MILLIONS, except as noted)	Economic interest		Voting interest		Carrying value
	2020	2019	2020	2019	2020	2019
Business services	14% - 90%	14% - 90%	14% - 90%	14% - 90%	$60	$53
Infrastructure services	17% - 50%	25% - 50%	17% - 50%	25% - 50%	796	366
Industrials	24% - 54%	24% - 54%	24% - 50%	24% - 50%	834	854
Total					$1,690	$1,273

Disclosure of ownership interest, voting interest, and carrying value of associates	The following table presents the ownership interest, voting interest, and carrying values of the partnership's equity accounted investments as at December 31, 2020 and 2019:

(US$ MILLIONS, except as noted)	Economic interest		Voting interest		Carrying value
	2020	2019	2020	2019	2020	2019
Business services	14% - 90%	14% - 90%	14% - 90%	14% - 90%	$60	$53
Infrastructure services	17% - 50%	25% - 50%	17% - 50%	25% - 50%	796	366
Industrials	24% - 54%	24% - 54%	24% - 50%	24% - 50%	834	854
Total					$1,690	$1,273

Disclosure of change in equity investments	The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2020	2019
Balance at beginning of year	$1,273	$541
Acquisitions through business combinations (1)	(5)	847
Additions	446	25
Dispositions (2)	(30)	(162)
Share of net income	57	114
Share of other comprehensive income	6	—
Distributions received	(41)	(62)
Foreign currency translation	(16)	(30)
Balance at end of period	$1,690	$1,273
____________________________________
(1)See Note 3 for additional information.
(2)Includes derecognition of equity accounted investments within Clarios that were consolidated in 2020 and within Greenergy that was consolidated in 2019.

Disclosure of interests in joint ventures	The following tables present the gross assets and liabilities of the partnership’s equity accounted investments:

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$448	$1,243	$1,691	$481	$1,116	$1,597	$94
Infrastructure services	1,605	8,030	9,635	830	5,569	6,399	3,236
Industrials	1,096	736	1,832	505	222	727	1,105
Total	$3,149	$10,009	$13,158	$1,816	$6,907	$8,723	$4,435

	Year Ended December 31, 2019
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$586	$1,057	$1,643	$515	$943	$1,458	$185
Infrastructure services	187	1,287	1,474	128	617	745	729
Industrials	1,038	743	1,781	486	257	743	1,038
Total	$1,811	$3,087	$4,898	$1,129	$1,817	$2,946	$1,952
The following tables present the gross amounts of revenues, net income and other comprehensive income from the partnership's equity accounted investments for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$252	$(18)	$8	$(10)
Infrastructure services	4,080	(123)	31	(92)
Industrials	2,713	133	—	133
Total	$7,045	$(8)	$39	$31

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$537	$117	$9	$126
Infrastructure services	388	119	—	119
Industrials	1,770	121	—	121
Total	$2,695	$357	$9	$366

	Year ended December 31, 2018
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$605	$102	$(15)	$87
Infrastructure services	828	(31)	2	(29)
Industrials	445	62	(18)	44
Total	$1,878	$133	$(31)	$102

Disclosure of interests in associates	The following tables present the gross assets and liabilities of the partnership’s equity accounted investments:

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$448	$1,243	$1,691	$481	$1,116	$1,597	$94
Infrastructure services	1,605	8,030	9,635	830	5,569	6,399	3,236
Industrials	1,096	736	1,832	505	222	727	1,105
Total	$3,149	$10,009	$13,158	$1,816	$6,907	$8,723	$4,435

	Year Ended December 31, 2019
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$586	$1,057	$1,643	$515	$943	$1,458	$185
Infrastructure services	187	1,287	1,474	128	617	745	729
Industrials	1,038	743	1,781	486	257	743	1,038
Total	$1,811	$3,087	$4,898	$1,129	$1,817	$2,946	$1,952
The following tables present the gross amounts of revenues, net income and other comprehensive income from the partnership's equity accounted investments for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$252	$(18)	$8	$(10)
Infrastructure services	4,080	(123)	31	(92)
Industrials	2,713	133	—	133
Total	$7,045	$(8)	$39	$31

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$537	$117	$9	$126
Infrastructure services	388	119	—	119
Industrials	1,770	121	—	121
Total	$2,695	$357	$9	$366

	Year ended December 31, 2018
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$605	$102	$(15)	$87
Infrastructure services	828	(31)	2	(29)
Industrials	445	62	(18)	44
Total	$1,878	$133	$(31)	$102

Disclosure of fair value of equity accounted investments	The fair value based on the publicly listed price of these equity accounted investments in comparison to the partnership’s carrying value is as follows:

	December 31, 2020		December 31, 2019
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$39	$—	$38	$—
Industrials	519	373	416	379
Total	$558	$373	$454	$379